Schedule of Investments (unaudited)
May 31, 2025
iShares® MSCI UAE ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Air Freight & Logistics — 2.5%
Abu Dhabi Aviation Co., NVS	584,193	$893,865
Agility Global PLC	4,353,152	1,481,470
Aramex PJSC(a)	1,359,361	1,009,439
		3,384,774
Banks — 33.2%
Abu Dhabi Commercial Bank PJSC	1,813,151	5,959,780
Abu Dhabi Islamic Bank PJSC	1,163,580	6,074,050
Ajman Bank PJSC	1,964,692	802,352
Bank of Sharjah(a)	401,732	94,390
Dubai Islamic Bank PJSC	2,713,497	6,093,975
Emirates NBD Bank PJSC	1,363,906	8,317,859
First Abu Dhabi Bank PJSC	3,659,994	16,039,348
Sharjah Islamic Bank	1,906,497	1,374,947
		44,756,701
Building Products — 0.6%
Ras Al Khaimah Ceramics PJSC	1,142,091	758,183
Capital Markets — 2.2%
Al Waha Capital PJSC	2,025,961	854,773
Dubai Financial Market PJSC	2,755,930	1,139,563
Investcorp Capital PLC, NVS	1,512,544	700,382
SHUAA Capital PSC(a)	4,863,150	304,816
		2,999,534
Commercial Services & Supplies — 1.2%
Parkin Co. PJSC	983,879	1,636,673
Construction & Engineering — 0.0%
Arabtec Holding PJSC(a)(b)	2,433,366	7
Construction Materials — 0.1%
Apex Investment Co. PSC(a)	86,702	100,322
Consumer Staples Distribution & Retail — 0.6%
Spinneys 1961 Holding PLC	1,912,357	780,979
Diversified Consumer Services — 0.9%
Alef Education Holding PLC	2,845,281	775,209
Taaleem Holdings PJSC, NVS	386,249	383,830
		1,159,039
Diversified Telecommunication Services — 10.6%
Emirates Telecommunications Group Co. PJSC	2,844,512	13,304,850
Space42 PLC(a)	2,093,181	1,007,597
		14,312,447
Energy Equipment & Services — 3.4%
ADNOC Drilling Co. PJSC	3,188,562	4,556,183
NMDC Energy, NVS	111,501	75,869
		4,632,052
Financial Services — 1.0%
Amanat Holdings PJSC	2,405,240	687,585
Amlak Finance PJSC(a)	2,104,185	628,854
Gulf General Investment Co.(a)(b)	7,295,803	20
		1,316,459
Food Products — 0.6%
Agthia Group PJSC	638,446	743,997
Ground Transportation — 0.6%
Dubai Taxi Co. PJSC	1,221,318	824,631
Security	Shares	Value
Health Care Providers & Services — 0.0%
NMC Health PLC, NVS(a)(b)	112,588	$2
Hotels, Restaurants & Leisure — 2.6%
Abu Dhabi National Hotels	11,444,515	1,589,753
Americana Restaurants International PLC - Foreign Co.	3,502,491	1,945,299
		3,535,052
Industrial Conglomerates — 1.5%
Dubai Investments PJSC	2,665,414	1,757,367
Modon Holding PSC(a)	112,985	101,417
Multiply Group PJSC(a)	166,616	105,761
		1,964,545
Marine Transportation — 0.9%
Gulf Navigation Holding PJSC(a)	729,371	1,165,643
Multi-Utilities — 2.6%
Dubai Electricity & Water Authority PJSC	4,777,211	3,549,811
Oil, Gas & Consumable Fuels — 4.3%
Adnoc Gas PLC	4,878,911	4,354,098
Dana Gas PJSC	7,387,927	1,447,917
		5,802,015
Passenger Airlines — 1.8%
Air Arabia PJSC	2,573,390	2,486,492
Real Estate Management & Development — 22.5%
Aldar Properties PJSC	2,525,825	5,709,996
Deyaar Development PJSC	810,520	202,969
Emaar Development PJSC	609,752	2,223,599
Emaar Properties PJSC	5,550,977	19,877,787
Eshraq Investments PJSC(a)	4,614,436	521,544
RAK Properties PJSC(a)	2,677,467	954,512
Union Properties PJSC(a)	5,513,141	814,490
		30,304,897
Software — 0.5%
Phoenix Group PLC(a)	2,513,210	740,053
Specialty Retail — 2.4%
Abu Dhabi National Oil Co. for Distribution PJSC	3,316,461	3,277,310
Transportation Infrastructure — 1.6%
Salik Co. PJSC	1,413,068	2,199,800
Water Utilities — 1.6%
Emirates Central Cooling Systems Corp.	3,046,303	1,268,947
National Central Cooling Co. PJSC	1,249,977	888,421
		2,157,368
Total Investments — 99.8% (Cost: $116,900,726)		134,588,786
Other Assets Less Liabilities — 0.2%		255,337
Net Assets — 100.0%		$134,844,123

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI UAE ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$60,000	$—	$(60,000)(b)	$—	$—	$—	—	$4,534	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	2	06/20/25	$115	$13,610
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$40,242,593	$94,346,164	$29	$134,588,786
Derivative Financial Instruments(a)
Assets
Equity Contracts	$13,610	$—	$—	$13,610

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI UAE ETF

Portfolio Abbreviation
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company